Property and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property and equipment
Schedule of movements in property and equipment

	Building	Laboratory	Office	ICT
(in thousands)	improvements	equipment	equipment	equipment	Total
Cost
Balance at January 1, 2021	$112	$1,162	$38	$139	$1,451
Additions	20	679	—	65	764
Foreign currency translation adjustment	(9)	(117)	(2)	(12)	(140)
Balance at December 31, 2021	123	1,724	36	192	2,075
Additions	—	525	6	56	587
Foreign currency translation adjustment	(6)	(108)	(2)	(10)	(126)
Balance at December 31, 2022	$117	$2,141	$40	$238	$2,536
Accumulated depreciation
Balance at January 1, 2021	$8	$290	$11	$29	$338
Charge for the year	12	280	8	31	331
Foreign currency translation adjustment	(1)	(32)	(3)	(3)	(39)
Balance at December 31, 2021	19	538	16	57	630
Charge for the year	87	366	8	43	504
Foreign currency translation adjustment	(1)	(26)	—	(3)	(30)
Balance at December 31, 2022	$105	$878	$24	$97	$1,104
Carrying amounts
Property and equipment, net at December 31, 2021	$104	$1,186	$20	$135	$1,445
Property and equipment, net at December 31, 2022	$12	$1,263	$16	$141	$1,432